Revenue and Deferred Revenue - Additional Information (Details)	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenue from Contract with Customer [Line Items]
Percentage of revenue expect to recognize to its total deferred revenue	44.00%
Revenue expect to recognize to its total deferred revenue, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenue from Contract with Customer [Line Items]
Percentage of revenue expect to recognize to its total deferred revenue	31.00%
Revenue expect to recognize to its total deferred revenue, period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-01-01
Revenue from Contract with Customer [Line Items]
Percentage of revenue expect to recognize to its total deferred revenue	23.00%
Revenue expect to recognize to its total deferred revenue, period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2027-01-01
Revenue from Contract with Customer [Line Items]
Percentage of revenue expect to recognize to its total deferred revenue	3.00%
Revenue expect to recognize to its total deferred revenue, period